Significant Related Party Transactions	6 Months Ended
Jun. 30, 2024
Significant Related Party Transactions [Abstract]
Significant related party transactions

21. Significant related party transactions

Related Party relationships with shareholders with significant influence

Keith Liddell, Chris von Christierson, and Peter Smedvig are the founding shareholders of Lifezone and they and members of their immediate family are related parties, some with significant influence over the affairs of Lifezone. The three founding shareholders (including the members of their immediate families) are long-term financial supporters of the business and are not considered to be related to each other and are not considered to control or jointly control the financial and operating policy decisions of Lifezone. Lifezone has no commercial relationships to Peter Smedvig beyond his shareholding in Lifezone and no compensation or transfer of resources took place during the reporting period with Peter Smedvig and known family members.

The Liddell family holdings are in aggregate approximately 30.3% of all outstanding Lifezone shares as of June 30, 2024, making Keith Liddell and members of his immediate family related parties with significant influence over the affairs of the Company. Keith Liddell is a director at various group companies and was the Chair of Lifezone Holdings until the listing on the NYSE, when he became the Chair of Lifezone. Mr. Liddell is also retained as a consultant to provide metallurgical engineering services to Lifezone in matters related to metals recovery and advice in respect of design, engineering, commissioning, and operation of Lifezone’s metal and mineral projects. This commercial agreement between Lifezone and Keith Liddell replaced an earlier agreement with Keshel Consult Limited (terminated on June 30, 2023) and is between Lifezone Limited and Keith Liddell directly, with effect from July 1, 2023.

Related Party relationships with shareholders with significant influence

Keith Liddell is the father of Natasha Liddell and Simon Liddell and the stepfather of Charles Liddell, who is the owner / partner in the Australian company Integrated Finance Limited. Simon Liddell is an employee of Lifezone Asia-Pacific Pty Ltd. He was also a director of Lifezone Asia-Pacific Pty Ltd. and resigned from his role with effect from July 1, 2024. Natasha Liddell was an employee of Lifezone Asia-Pacific Pty Ltd and a member of the Executive Committee and departed from her role as Chief Sustainability Officer of Lifezone, effective February 16, 2024. Keith Liddell holds his shares jointly with his wife Shelagh Jane Liddell, who has not received compensation during the reporting period and has no commercial agreement with Lifezone.

Chris von Christierson was a director at various group companies but resigned as a non-executive director from the boards of Lifezone Holdings, Lifezone Limited and KNL with effect from August 31, 2023. He no longer holds any directorships with any group company and received no compensation in the six months ending June 30, 2024.

The holdings in trusts where family members of Chris von Christierson are beneficiaries are classified as true trust holdings managed by professional trustees, making Chris von Christierson and close family members not related parties with significant influence. His son, Anthony von Christierson, is employed by Lifezone.

Director Compensation

Keith Liddell was appointed on July 6, 2023, as a director of the Company. The Company has a director service contract agreement with Keith Liddell as a director of the Company. For the six months ending June 30, 2024, Keith Liddell, was paid $55,000 (January to June 2023: $Nil).

Directorships

Name of entity	Type	Keith Liddell	Simon Liddell
Lifezone Asia-Pacific Pty Ltd	Subsidiary	●	●*
Simulus Pty Ltd	Subsidiary	●
The Simulus Group Pty Ltd	Subsidiary	●
Kabanga Holdings Limited	Subsidiary	●
Romanex International Limited	Subsidiary	●
Tembo Nickel Mining Company Limited	Subsidiary	●
Tembo Nickel Refining Company Limited	Subsidiary	●
Tembo Nickel Corp. Limited	Subsidiary	●

Resignations and appointments for the six months ended June 30, 2024

There were no resignations and appointments for the six months ended June 30, 2024.

*	Simon Liddell resigned from Lifezone Asia-Pacific Pty Ltd with effect from July 1, 2024.

Transactions with significant shareholders and their extended families

Lifezone had a commercial agreement with Keshel Consult Limited for the engagement of Keith Liddell as a technical consultant of Lifezone Limited. This commercial agreement between Lifezone Limited and Keshel Consult Limited was terminated on June 30, 2023, and replaced with a commercial agreement between Lifezone Limited and Keith Liddell directly with effect from July 1, 2023. For the six months ending June 30, 2024, $395,878 was paid or payable to Keith Liddell (June 30, 2023: $Nil). As of June 30, 2024, $43,750 was unpaid (June 30, 2023: $Nil).

Mr. Charles Liddell (stepson of Mr. Keith Liddell) is the owner / partner in the Australian company Integrated Finance Limited. For the six months ending June 30, 2024, Integrated Finance Limited was paid or payable $3,465 (June 30, 2023: $63,163) for the provision of information technology services to KNL. The total amount outstanding as of June 30, 2024, is $Nil (June 30, 2023: $Nil). This commercial agreement between KNL and Integrated Finance Limited was terminated on December 31, 2023. The $3,465 amount paid for the six months ending June 30, 2024, was in relation to Integrated Finance Limited final Q4 2023 consultancy invoices.

Ms. Natasha Liddell (the daughter of Mr. Keith Liddell) was a paid employee of Lifezone Asia-Pacific until February 16, 2024. For the six months ending June 30, 2024, Ms. Natsha Liddell was paid $85,111 (June 30, 2023: $146,224). On April 30, 2024, KNL engaged Atlas Sustainability in relation to the creation of parts of the ESG sections of the Kabanga Nickel Project DFS. The work is undertaken by Natasha Liddell as principal consultant of Atlas Sustainability. For the period January 2024 and ending on June 30, 2024, Atlas Sustainability was paid $21,048 (June 30, 2023: $Nil).

Mr. Simon Liddell (the son of Mr. Keith Liddell) is a paid employee of Lifezone Asia-Pacific Pty Ltd, a wholly owned subsidiary of Lifezone. For the six months ending June 30, 2024, Mr. Simon Liddell was paid $133,343 (June 30, 2023: $144,904), including short-term bonuses and pension payments. He is VP Mining and has extensive underground mining experience, having joined from Gold Fields in Australia in 2022.

Related Party Loans

Following the listing on the NYSE listing Lifezone has had a policy not to provide personal loans to directors or members of the Executive Committee.

Lisa Smith, an employee and shareholder, but not considered holding significant influence over Lifezone, has a loan of $75,000 with KNL. As at June 30, 2024 this was outstanding and is expected to be repaid before March 31, 2025.

Related party receivables

Lifezone had receivables due from related parties as follows.

	June 30,	December 31,
	2024	2023
	$	$
Balances with affiliated entities
BHP Billiton (UK) DDS Limited	8,772	-
Kelltechnology SA Proprietary Ltd	478,558	1,433,243
	487,330	1,433,243

Balances with management personnel
Related party receivables - Interest free	75,000	75,000
	75,000	75,000
	562,330	1,580,243

Receivables from affiliated entities relate to short-term services and payments on behalf of affiliated entities.

In 2020, Lifezone provided loans to shareholders and employees who were working for Lifezone amounting to $375,000. As of June 30, 2024, only the loan to Lisa Smith of $75,000 was still outstanding. The loans with employees and consultants of Lifezone were interest free and repayable on demand and were not considered arm’s length.

Balances with key management personnel

There are no balances with key management as at June 30, 2024.

Related party payable

	June 30,	December 31,
	2024	2023
	$	$
Balances with management personnel
Related party payables	43,750	132,048
	43,750	132,048

Relate to short-term services payments and are considered provided at arm’s length. The amount above relates to services provided by Keith Liddell to Lifezone Limited for the month of June 2024 not paid as at June 24, 2024 and services provided by Keith Liddell to Lifezone Limited for the period September to December 2023 not paid as at December 31, 2023.

Remuneration of key management personnel

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Cash compensation for services	1,106,733	914,697	2,091,902	1,584,740
Short-term bonuses	305,497	512,524	305,497	512,524
Pension and medical benefits	25,586	24,010	50,419	32,135
Total key management compensation	1,497,815	1,451,231	2,447,818	2,129,399

Cash compensation for services covers payments to employees and consultants considered key management personnel.

Short-term bonuses for the six months ending June 30, 2024, were $305,497, reflecting a one-month bonus paid to all employees and consultants in May 2024 for achievements in 2023, including their contributions to the listing at the NYSE and major progress made in relation to our two key projects. For the six months ending June 30, 2023, $512,524 related to bonuses to Chris Showalter and Dr Michael Adams.

The increase in total compensation paid to key management personnel reflects a 5% cost of living increase applied in May 2024 across the organization as an inflationary adjustment for 2023 and the first half of 2024.

The amounts disclosed in the previous page table are the amounts recognized as an expense during the reporting period related to key management personnel as listed below.

Keith Liddell	Chair
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer (joined June 29, 2023)
Dr Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	Tembo Nickel Chief Executive Officer
Spencer Davis	Group General Counsel (joined March 1, 2023)
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Senior Vice President: Investor Relations and Capital Markets (joined October 10, 2023)

Related party revenue

Lifezone had sales to related parties as follows for the period ending:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Kellplant Proprietary Ltd	-	-	-	129,680
Kelltechnology SA Proprietary Ltd	-	-	-	365,368
Consulting and management fee with affiliated companies	-	-	-	495,048

Related party revenue is attributable to Lifezone’s principal activity of hydromet consulting related to mineral beneficiation operations of affiliated companies primarily based in South Africa as discussed in Note 5. These affiliated entities are joint venture entities.

Lifezone Limited has a 50% interest in Kelltech Limited, a joint venture with Sedibelo Resources Limited. Lifezone Limited has a 33.33% interest in KTSA, a joint venture of Kelltech Limited. Lifezone Limited has an indirect 33.33% interest in Kellplant, a wholly owned subsidiary of KTSA, as disclosed in detail in Note 25.

There were no related party revenue transactions with Kellplant Proprietary Ltd and Kelltechnology SA Proprietary Ltd in the six months ending June 30, 2024, further details disclosed in detail in Note 25.